Gains and losses on disposal and main changes in scope of consolidation - Cash paid for investments, net of cash acquired (Details) - EUR (€) € in Millions			12 Months Ended
	Jul. 08, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired			€ 211	€ 49	€ 559
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 377
Cash acquired net of transaction costs	(6)
Cash paid for investment securities, net of cash acquired	€ (371)				371
SecureData [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost		€ 100
Cash acquired net of transaction costs		(5)
Cash paid for investment securities, net of cash acquired		€ (95)			95
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 4	€ 3